Trade and Other Receivables - Changes in the allowance for doubtful accounts (Details) - KRW (₩) ₩ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	₩ 173,583	₩ 173,583	₩ 71,985	₩ 51,956
Effect of change in accounting policy	6,641
Loss allowance as at January 1, 2018 under IFRS 9	180,224
Changes in allowance account for credit losses of financial assets
Bad debt expense		41,498	126,714	38,719
Write-off		(7,696)	(32,995)	(18,939)
Reversal		(1,726)	0	0
Others		3,568	7,879	249
Ending balance		215,868	173,583	71,985
Other receivables
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	78,008	78,008	87,661	91,746
Effect of change in accounting policy	128
Loss allowance as at January 1, 2018 under IFRS 9	₩ 78,136
Changes in allowance account for credit losses of financial assets
Bad debt expense		17,817	1,778	233
Write-off		(244)	(3,129)	(928)
Reversal		(143)	(2,166)	(5,489)
Others		9,160	(6,136)	2,099
Ending balance		₩ 104,726	₩ 78,008	₩ 87,661